INVENTORIES - Changes in net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	R$ (3,556)
Balance at the end of the year	(13,704)	R$ (3,556)
Inventories
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	(3,556)	(28,813)	R$ (101,121)
Provision for the year	(11,943)	(26,545)	(62,899)
Reversal of adjustment to net realizable value	3,715	46,740	94,391
Loss of control by selling of subsidiary			30,105
Loss of control by joint venture creation		392
Assets held for sale	(1,049)	881
Exchange rate variation	(871)	3,789	10,711
Balance at the end of the year	R$ (13,704)	R$ (3,556)	R$ (28,813)